Debt - Schedule of Debt (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Jan. 31, 2012
Senior Notes [Member]
Debt Instrument [Line Items]
Long-term debt, face value	$ 250.0	$ 250.0	$ 250.0
Original issuance discount	4.0	4.7
Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt, face value	419.9	419.9
Original issuance discount	2.9	3.5
Senior Secured Credit Facility, Revolver [Member]
Debt Instrument [Line Items]
Revolving senior secured credit facility due date	2017	2017
Long-term debt, face value			$ 150.0